GROUP ENTITIES	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
GROUP ENTITIES	GROUP ENTITIES
Significant Subsidiaries

As at December 31
(percentages)	Jurisdiction	Ownership Interest
Pembina Cochin LLC	Delaware U.S.	100
Pembina Empress NGL Partnership	Alberta	100
Pembina Gas Services Limited Partnership	Alberta	100
Pembina Holding Canada L.P.	Alberta	100
Pembina Infrastructure and Logistics L.P.	Alberta	100
Pembina Midstream Limited Partnership	Alberta	100
Pembina Oil Sands Pipeline L.P.	Alberta	100
Pembina Pipeline	Alberta	100
PKM Canada North 40 Limited Partnership	Manitoba	100